Segment Information - Schedule of Consolidated Loss from Continuing Operations Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Adjusted EBITDA by Segment
Total	$ (28,896)	$ (19,786)
Interest expense on corporate debt	(5,826)	(5,976)
Interest income on cash and cash equivalents	2,864	2,481
Depreciation and amortization	(29,086)	(29,113)
Stock compensation expense	(3,077)	(3,243)
Severance	(800)
Impairment charges	(5,159)
Corporate loss from continuing operations before reorganization items and provision for income taxes	(65,270)	(33,114)
Loss from continuing operations before reorganization items and provision for income taxes	(131,820)	(84,455)
United Auto Credit Corporation [Member] | Operating Segments [Member]
Adjusted EBITDA by Segment
Total	(29,808)	(23,185)
Interest expense on corporate debt	(2,396)	(1,680)
Depreciation and amortization	(22,683)	(22,685)
Impairment charges	(5,159)
CarStory [Member] | Operating Segments [Member]
Adjusted EBITDA by Segment
Total	912	3,399
Interest expense on corporate debt
Depreciation and amortization	(6,403)	(6,428)
Impairment charges